Shareholders' equity	12 Months Ended
Dec. 31, 2025
Shareholders' equity [Abstract]
Shareholders' Equity
Note 20. Shareholders’ equity

a) Pursuant to the Company’s bylaws as of December 31, 2025 the capital stock of the Company consisted of a minimum fixed portion of Ps. 231,290 (nominal amount), represented as of December 31, 2025 by a total of 61,245,000,000 shares (including treasury shares available for placement in accordance with the provisions of the Mexican Securities Market Law (Ley del Mercado de Valores)), all of them “B” shares.

b) As of December 31, 2025 and 2024, the Company’s capital stock was represented by 60,263,500,000 outstanding “B” shares and 61,000,000,000 outstanding “B” shares, respectively.

c) As of December 31, 2025 and 2024, the Company’s treasury held for placement in accordance with the provisions of the Mexican Securities Market Regulations (Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores) issued by the National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores), a total amount of 981,500,000 series “B” shares and 245,000,000 series “B” shares, respectively, acquired pursuant to the Company’s share repurchase program.

d) Company’s “B” shares are registered common and no-par value shares with full voting rights.

Dividends

On May 14, 2025, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps.0.52 (fifty-two peso cents) per share to each of the shares of its capital stock. It was approved, that such dividend would be paid in two installments of Ps.0.26 (twenty-six peso cents) each, on July 14 and November 10, 2025, respectively.

On April 29, 2024, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps.0.48 (forty-eight peso cents) per share to each of the shares of its capital stock. It was approved, that such dividend would be paid in two installments of Ps.0.24 (twenty four peso cents) each, on July 15 and November 11, 2024, respectively.

Legal reserve

According to the Mexican Corporations General Law (Ley General de Sociedades Mercantiles), companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock (nominal amount). This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2025 and December 31, 2024, the legal reserve amounted to Ps. 358,440.

Restrictions on certain transactions

Pursuant to the Company’s bylaws any transfer of more than 10% of the Company’s shares, effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. However, if the Board of Directors denies such approval, the Company’s bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.

Payment of dividends

Dividends paid in cash, with respect to the “B” shares or “B” share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2014). Non-resident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.

Repurchase of shares

On May 14, 2025, the Company’s annual shareholders meeting authorized an amount of Ps.10 billion to repurchase the Company’s own shares. During the fiscal year ended on December 31, 2025, the Company repurchased 736,500,000 series “B” shares. At the end of 2025, the Company had in treasury 981,500,000 series “B” shares.

Earnings per share

The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2023		2024		2025
Net profit for the period attributable to equity holders of the parent	Ps.	76,110,617	Ps.	22,902,025	Ps.	82,819,082
Weighted average shares (in millions)		63,049		61,723		60,544

Earnings per share attributable to equity holders of the parent	Ps.	1.21	Ps.	0.37	Ps.	1.37